Impairment - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Residual impairment and voluntary termination charge	£ 78	£ 70